Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, LLC (the “Servicer”)	3 March 2025
Wheels Fleet Lease Funding 1 LLC (the “Issuer”)
666 Garland Place
Des Plaines, Illinois 60016

Re:	Wheels Fleet Lease Funding 1 LLC
Series 2025-1 Fixed and Floating Rate Asset Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Servicer, Issuer, Apollo Global Securities, LLC, BNP Paribas Securities Corp., PNC Capital Markets LLC and Wells Fargo Securities, LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information relating to a pool of leases (the “Leases”) and the vehicles subject to those Leases relating to the Issuer’s securitization transaction.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:
a.	Electronic data files:
i.
Labeled “Wheels_WFLF_Pool_20250131_v1.xlsb” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Servicer, on behalf of the Issuer, indicated contains information as of 31 January 2025 (the “Cut‑off Date”) relating to a pool of leases (the “Wheels and Donlen Leases”) that are expected to be representative of the Leases and the vehicles subject to those Wheels and Donlen Leases and

ii.
Labeled “CE_SERVICER_REPORT_LOAN_TAPE_2025-01-31 FINAL UPLOAD 02.07.2025.xlsx” and the corresponding record layout and decode information, as applicable (the ”LeasePlan Data File“), that the Servicer, on behalf of the Issuer, indicated contains information as of the Cut-off Date relating to a pool of leases (the “LeasePlan Leases“) that are expected to be representative of the Leases and the vehicles subject to those LeasePlan Leases,

b.	Imaged copies of the following items (collectively, the “Source Documents”):
i.
The master lease contract, lease amendment, lease addendum, contract change request approval, lease transfer agreement, parent company financial guarantee agreement, fleet management services agreement, lease participation agreement, authorization letter, assignment and assumption agreement, attachment A, affirmation of agreement, notice of base funding rate change or other related documents (collectively and as applicable, the “Wheels Lease Contract”),

ii.	The memo of delivery for the leased vehicle (the “Memo of Delivery”),
iii.
The master motor vehicle lease agreement, master lease agreement, administration agreement, vehicle lease and services agreement, lease amendment, lease addendum, power of attorney or other related documents (collectively and as applicable, the “Donlen Lease Contract”),

iv.	The schedule A leased equipment, memo of delivery/schedule A and any corresponding addendums (collectively and as applicable, the “Donlen Schedule A”),
v.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Donlen Amortization Schedules”), that the Servicer, on behalf of the Issuer, indicated contain monthly principal amortization amounts for certain Donlen Sample Leases (as defined in Attachment A),

vi.	Certain screen shots from the Servicer’s computerized lease servicing system (the “System Screen Shots”),
vii.
The certificate of title, certificate of title of a vehicle, title status screenshot, certificate of origin for a vehicle, certificate of origin or other related documents (collectively and as applicable, the “Title”),

viii.
The master lease agreement, vehicle lease agreement, lease agreement, amendment to master lease agreement, addendum to master lease agreement, addendum, exhibit A, assignment agreement, side letter, partial assignment of master vehicle lease agreement and services agreement and assumption of performance by assignee, letter of credit or other related documents (collectively and as applicable, the “LeasePlan Lease Contract”),

ix.	The schedule A, schedule A leased equipment, amended schedule A, supplemental schedule A and any other corresponding addendums or other related documents (collectively, the “LeasePlan Schedule A”) and

b.  (continued)

x.	Certain system screen shots and system extracts from LeasePlan’s computerized lease servicing system (the “LeasePlan System Screen Shots”), as applicable, that the Servicer, on behalf of the Issuer, indicated relate to each Sample Lease (as defined in Attachment A), as applicable,
c.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Wheels and Donlen Funding Description Mapping Schedules”), that the Servicer, on behalf of the Issuer, indicated contain funding description information corresponding to each Wheels and Donlen Lease,

d.
A schedule and the corresponding record layout and decode information, as applicable (the “LeasePlan Funding Description Mapping Schedule”), that the Servicer, on behalf of the Issuer, indicated contains funding description information corresponding to each LeasePlan Lease,

e.	The list of relevant characteristics (the “Wheels Sample Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A,
f.	The list of relevant characteristics (the “Donlen Sample Characteristics”) on the Data File, which is shown on Exhibit 3 to Attachment A,
g.
The list of relevant characteristics (the “LeasePlan Sample Characteristics,” collectively with the Wheels Sample Characteristics and Donlen Sample Characteristics, the “Sample Characteristics”) on the LeasePlan Data File, which is shown on Exhibit 5 to Attachment A, and

h.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Data File and LeasePlan Data File is collectively the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A.  The Issuer is responsible for the Subject Matter, Data File, LeasePlan Data File, Source Documents, Wheels and Donlen Funding Description Mapping Schedules, LeasePlan Funding Description Mapping Schedule, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Wheels and Donlen Funding Description Mapping Schedules, LeasePlan Funding Description Mapping Schedule, Wheels Sample Selection Criteria, Donlen Sample Selection Criteria, LeasePlan Sample Selection Criteria (all as defined in Attachment A) or any other information provided to us, or that we were instructed to obtain, as applicable, by the Servicer, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Leases, Wheels and Donlen Leases or LeasePlan Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 March 2025

Attachment A Page 1 of 4
Procedures performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 150 Wheels and Donlen Leases using the following criteria (the “Wheels Sample Selection Criteria”):
a.	An Originator value of ”Wheels LT,”
b.	An OS_BOOK_VALUE greater than $0,
c.	A DIPAgingDays value of “n/a,”
d.	An AssetStatus value of “Active,”
e.	An INTEREST_RATE value not equal to “TBD” and
f.	A FUNDING_DESCRIPTION value not equal to “TBD,”
all as shown on the Data File, from the Data File (the “Wheels Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Wheels Sample Leases or the methodology, including the Wheels Sample Selection Criteria, they instructed us to use to select the Wheels Sample Leases from the Data File.

For the purpose of the procedures described in this report, the 150 Wheels Sample Leases are referred to as Sample Lease Numbers 1 through 150.

2.	For each Wheels Sample Lease, we:

a.
Compared the Wheels Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Wheels Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Wheels Lease Contract contained a signature in the lessee signature section of such Wheels Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Wheels Lease Contract.

c.
Observed that “Wheels LT” was the named lien holder, buyer or owner on the corresponding Title or that the named lien holder, buyer or owner on such Title had the word “Wheels” in its name, as applicable, subject to the additional instruction(s) provided by the Servicer, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item.

Attachment A Page 2 of 4
2.  (continued)

c.  (continued)

For the purpose of performing the procedure described in the preceding paragraph for Sample Lease Number 54, the Servicer, on behalf of the Issuer, instructed us to use the corresponding Title in conjunction with the corresponding System Screen Shots due to the vehicle subject to Sample Lease Number 54 having a VIN change between the Title issue date and the Cut-off Date of the Data File.  The Servicer, on behalf of the Issuer, indicated that the Title was not reissued due to the VIN reverting back to the VIN as of the Title issue date after the Cut-off Date.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Servicer, on behalf of the Issuer, described in the preceding sentences of this note.

3.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 50 Wheels and Donlen Leases using the following criteria (the “Donlen Sample Selection Criteria”):
a.	An Originator value of ”Donlen,”
b.	An OS_BOOK_VALUE greater than $0,
c.	A DIPAgingDays value of “n/a,”
d.	An AssetStatus value of “Active,”
e.	An INTEREST_RATE value not equal to “TBD” and
f.	A FUNDING_DESCRIPTION value not equal to “TBD,”
all as shown on the Data File, from the Data File (the “Donlen Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Donlen Sample Leases or the methodology, including the Donlen Sample Selection Criteria, they instructed us to use to select the Donlen Sample Leases from the Data File.

For the purpose of the procedures described in this report, the 50 Donlen Sample Leases are referred to as Sample Lease Numbers 151 through 200.

4.	For each Donlen Sample Lease, we:

a.
Compared the Donlen Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 3 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Donlen Sample Characteristic are shown on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was found to be in agreement.

Attachment A Page 3 of 4
4.  (continued)

b.
Observed that the corresponding Donlen Lease Contract contained a signature in the lessee signature section of such Donlen Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Donlen Lease Contract.

c.
Observed that “Donlen Trust” was the named owner or security interest holder/lessor on the corresponding Title or that the named owner or security interest holder/lessor on such Title had the word “Donlen” in its name (except for Sample Lease Number 153), as applicable, subject to the additional instruction(s) provided by the Servicer, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item.

The Servicer, on behalf of the Issuer, instructed us not to perform the procedure in the preceding paragraph for Sample Lease Number 153, as the Servicer, on behalf of the Issuer, indicated that they were unable to provide the corresponding Title.

The Servicer, on behalf of the Issuer, indicated that the VIN for Sample Lease Number 172 is a 17-digit number and Microsoft Excel can show no more than 15 significant figures for any specific number and will show zero instead of the number after the 15th digit.  The Servicer, on behalf of the Issuer, instructed us to ignore the last two digits in the VIN, as shown in the corresponding Title and on the Data File, for Sample Lease Number 172 when performing this procedure.  We performed no procedures to determine the validity of the instructions, or the accuracy, completeness or reasonableness of the information provided by the Servicer, on behalf of the Issuer, described in the preceding sentences of this note.

5.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 50 LeasePlan Leases using the following criteria (the “LeasePlan Sample Selection Criteria”):
a.	A SV_SECURITIZATION_VALUE greater than $500,
b.	A LL_DEPRECIATION_RATE value that was not equal to 0 and
c.	A LL_CAP_COST_AMT value that was not equal to 0,
all as shown on the LeasePlan Data File, from the LeasePlan Data File (the “LeasePlan Sample Leases,” collectively with the Wheels Sample Leases and Donlen Sample Leases, the “Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of LeasePlan Sample Leases or the methodology, including the LeasePlan Selection Criteria, they instructed us to use to select the LeasePlan Sample Leases from the LeasePlan Data File.

For the purpose of the procedures described in this report, the 50 LeasePlan Sample Leases are referred to as Sample Lease Numbers 201 through 250.

Attachment A Page 4 of 4
6.	For each LeasePlan Sample Lease, we:

a.
Compared the LeasePlan Sample Characteristics listed on Exhibit 5 to Attachment A, as shown on the LeasePlan Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 5 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each LeasePlan Sample Characteristic are shown on Exhibit 5 to Attachment A.  Except for the information shown on Exhibit 6 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding LeasePlan Lease Contract contained a signature in the lessee signature section of such LeasePlan Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any LeasePlan Lease Contract.

c.
Observed that “Lease Plan USA LT” was the named lien holder, owner, purchaser, buyer, distributor or dealer on the corresponding Title or that the named lien holder, owner, purchaser, buyer, distributor or dealer on such Title had the words “Lease Plan” or “LeasePlan” in its name (except for Sample Lease Numbers 210, 215, 231, 237 and 246), as applicable.

The Servicer, on behalf of the Issuer, instructed us not to perform the procedure in the preceding paragraph for Sample Lease Numbers 210, 215, 231, 237 and 246 based on the information provided in the succeeding paragraphs.

The Servicer, on behalf of the Issuer, indicated that they were unable to provide the corresponding Titles for Sample Lease Numbers 210, 215 and 231.  The Servicer, on behalf of the Issuer, indicated that the corresponding Titles for Sample Lease Numbers 210, 215 and 231 have not been issued yet.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Servicer, on behalf of the Issuer, described in the preceding sentence of this note.

The Servicer, on behalf of the Issuer, indicated that they were unable to provide the corresponding Titles for Sample Lease Numbers 237 and 246.

Exhibit 1 to Attachment A Page 1 of 3
Wheels Sample Characteristics and Source Documents

Wheels Sample Characteristic	Data File Field Name	Source Document(s)	Note(s)

VIN	VIN	(a) Title, (b) Memo of Delivery or (c) Memo of Delivery and System Screen Shots	i.

Lessee name	RELATIONSHIP	(a) Wheels Lease Contract or (b) Wheels Lease Contract and System Screen Shots	ii., iii.

Funding description	FUNDING_DESCRIPTION	(a) Wheels Lease Contract or (b) Wheels Lease Contract and System Screen Shots	iv.

Reserve factor	RESERVE_RATE	Memo of Delivery or System Screen Shots	v., vi.

Make	MAKE	Memo of Delivery

Model	MODEL	Memo of Delivery	ii.

Original stipulated cost	STIPULATED_COST_AMT	Memo of Delivery or System Screen Shots	v., vii.

Notes:

i.	For identification purposes only, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the VIN Wheels Sample Characteristic for Sample Lease Number 54, the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery in conjunction with the corresponding System Screen Shots due to the vehicle subject to Sample Lease Number 54 having a VIN change between the date the vehicle was received, as shown in the Memo of Delivery, and the Cut-off Date of the Data File.

ii.
For the purpose of comparing the indicated Wheels Sample Characteristics for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 2 of 3
Notes:  (continued)

iii.
For the purpose of comparing the lessee name Wheels Sample Characteristic for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to use the Wheels Lease Contract or the Wheels Lease Contract and System Screen Shots, showing any customer hierarchy information, as applicable, as the Source Documents (and in accordance with any other applicable note(s)).

iv.
For the purpose of comparing the funding description Wheels Sample Characteristic for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to use the Wheels Lease Contract as the Source Document and to:

(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown on the Data File, and
(b)	Use the funding description, as shown in the Wheels Lease Contract:
(1)	In accordance with the decode information shown on the Wheels and Donlen Funding Description Mapping Schedules,
(2)
That corresponds to the lease type, vehicle type (as applicable), delivery date (as applicable), fleet ID (as applicable), remaining term (as applicable) and reserve factor (as applicable), all as shown on the Data File, and/or

(3)	That corresponds to the unit type (as applicable), as shown in the System Screen Shots.

v.
The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Cut-off Date.  For the purpose of comparing the indicated Wheels Sample Characteristics for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cut-off Date (and in accordance with any other applicable note(s)).

vi.
For the purpose of comparing the reserve factor Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 6, 33, 49, 132 and 133) the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the reserve factor Wheels Sample Characteristic for Sample Lease Numbers 6, 33, 49, 132 and 133, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 3 of 3
Notes:  (continued)

vii.
For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 1, 2, 11, 23, 25, 27, 38, 39, 44, 45, 58, 60, 62, 64, 70, 81, 85, 87, 92, 93, 103, 104, 105, 110, 111, 114, 127, 130, 132, 133, 136, 137 and 145), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for Sample Lease Numbers 1, 2, 11, 23, 25, 27, 38, 39, 44, 45, 58, 60, 62, 64, 70, 81, 85, 87, 92, 93, 103, 104, 105, 110, 111, 114, 127, 130, 132, 133, 136, 137 and 145, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A
Wheels Sample Characteristic Difference

Sample Lease Number	Wheels Sample Characteristic	Data File Value	Source Document Value

150	Reserve factor	1.26	1.4478

Exhibit 3 to Attachment A Page 1 of 4
Donlen Sample Characteristics and Source Documents

Donlen Sample Characteristic	Data File Field Name	Source Document(s)	Note(s)

VIN	VIN	Donlen Schedule A and Title	i.

Lessee name	RELATIONSHIP	(a) Donlen Lease Contract or (b) Donlen Lease Contract and System Screen Shots	ii., iii.

Funding description	FUNDING_DESCRIPTION	Donlen Schedule A or System Screen Shots	iv., v.

Reserve factor	RESERVE_RATE	(a) Donlen Schedule A, (b) System Screen Shots or (c) Donlen Schedule A, Donlen Amortization Schedules and recalculation	v., vi.

Make	MAKE	Donlen Schedule A	ii.

Model	MODEL	Donlen Schedule A	ii.

Original stipulated cost	STIPULATED_COST_AMT	Donlen Schedule A or System Screen Shots	v., vii.

Notes:

i.	For identification purposes only, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

The Servicer, on behalf of the Issuer, indicated that the VIN for Sample Lease Number 172 is a 17-digit number and Microsoft Excel can show no more than 15 significant figures for any specific number and will show zero instead of the number after the 15th digit.  For the purpose of comparing the VIN Donlen Sample Characteristic for Sample Lease Number 172, the Servicer, on behalf of the Issuer, instructed us to ignore the last two digits in the VIN, as shown in the Donlen Schedule A and Title and on the Data File.  We performed no procedures to determine the validity of the instructions, or the accuracy, completeness or reasonableness of the information provided by the Servicer, on behalf of the Issuer, described in the preceding sentences of this note.

Exhibit 3 to Attachment A Page 2 of 4
Notes:  (continued)

ii.
For the purpose of comparing the indicated Donlen Sample Characteristics for each Donlen Sample Lease, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions (and in accordance with any other applicable note(s)).

iii.
For the purpose of comparing the lessee name Donlen Sample Characteristic for each Donlen Sample Lease, the Servicer, on behalf of the Issuer, instructed us to use the Donlen Lease Contract or the Donlen Lease Contract and System Screen Shots, as applicable, showing any customer hierarchy or relationship information, as the Source Documents (and in accordance with any other applicable note(s)).

iv.	For the purpose of comparing the funding description Donlen Sample Characteristic for each Donlen Sample Lease, the Servicer, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown in the Donlen Schedule A, as applicable,
(b)
Use the funding description, as shown in the Donlen Schedule A and/or the System Screen Shots, as applicable, in accordance with the decode information shown on the Wheels and Donlen Funding Description Mapping Schedules and

(c)
Ignore the first two letters in the rate name corresponding to the Donlen commercial paper Donlen Schedule A description, both as shown on the Wheels and Donlen Funding Description Mapping Schedules, as applicable, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of comparing the funding description Donlen Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 151, 160, 161, 164, 165, 167, 168, 170, 174, 175, 176, 177, 178, 179, 180, 181, 182, 183, 186, 189, 192, 193, 194, 195, 197, 198, 199 and 200), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the funding description Donlen Sample Characteristic for Sample Lease Numbers 151, 160, 161, 164, 165, 167, 168, 170, 174, 175, 176, 177, 178, 179, 180, 181, 182, 183, 186, 189, 192, 193, 194, 195, 197, 198, 199 and 200, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 3 to Attachment A Page 3 of 4
Notes:  (continued)

v.
The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Cut-off Date.  For the purpose of comparing the indicated Donlen Sample Characteristics for each Donlen Sample Lease, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cut-off Date (and in accordance with any other applicable note(s)).

vi.
For the purpose of comparing the reserve factor Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 151, 160, 164, 170, 174, 175, 176, 177, 178, 179, 180, 188, 189, 192 and 193), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document.

For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 151, 160, 188 and 189, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 164, 170, 174, 175, 176, 177, 178, 179, 180, 192 and 193, the Servicer, on behalf of the Issuer, instructed us to recalculate the reserve factor by:
(a)	Dividing the:
(1)	Principal payment amount, as shown on the Donlen Amortization Schedules, for the corresponding months in service value, as shown on the Data File, by
(2)	Original stipulated cost, as shown in the Donlen Schedule A,
(b)	Multiplying the result obtained in (a) above by 100 and
(c)	Rounding the result obtained in (b) above to the second decimal place (X.XX).

Exhibit 3 to Attachment A Page 4 of 4
Notes:  (continued)

vii.
For the purpose of comparing the original stipulated cost Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 169 and 199), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the original stipulated cost Donlen Sample Characteristic for Sample Lease Numbers 169 and 199, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 4 to Attachment A
Donlen Sample Characteristic Differences

Sample Lease Number	Donlen Sample Characteristic	Data File Value	Source Document Value	Note(s)

153	VIN	<REDACTED>	<unable to determine>	i.

161	Reserve factor	1.42	1.39	ii.

182	Reserve factor	1.57	1.55	ii.

Notes:

i.
The VIN Donlen Sample Characteristic for Sample Lease Number 153, as shown on the Data File, agreed to the VIN, as shown in the corresponding Donlen Schedule A.  The Servicer, on behalf of the Issuer was unable to provide a Title for Sample Lease Number 153.

ii.
For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 161 and 182, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.  The differences that resulted after this comparison are shown above.

Exhibit 5 to Attachment A Page 1 of 2
LeasePlan Sample Characteristics and Source Documents

LeasePlan Sample Characteristic	LeasePlan Data File Field Name(s)	Source Document(s)	Note(s)

VIN	VIN	Title or LeasePlan Schedule A	i.

Lessee name	OBLIGOR_NAME	(a) LeasePlan Lease Contract or (b) LeasePlan Lease Contract and LeasePlan System Screen Shots	ii., iii.

Funding description	(a) BASE_RATE_NAME and (b) SPREAD_RATE	LeasePlan Schedule A	iv.

Reserve factor	LL_DEPRECIATION_RATE	LeasePlan Schedule A	v., vi.

Make	MAKE	LeasePlan Schedule A

Model	MODEL_DESC	LeasePlan Schedule A	ii.

Original stipulated cost	LL_CAP_COST_AMT	LeasePlan Schedule A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated LeasePlan Sample Characteristics for each LeasePlan Sample Lease, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions (and in accordance with any other applicable note(s)).

iii.
For the purpose of comparing the lessee name LeasePlan Sample Characteristic for each LeasePlan Sample Lease, the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Lease Contract or the LeasePlan Lease Contract and LeasePlan System Screen Shots, as applicable, showing any customer hierarchy information, as applicable, as the Source Documents (and in accordance with any other applicable note(s)).

Exhibit 5 to Attachment A Page 2 of 2
Notes:  (continued)

iv.	For the purpose of comparing the funding description LeasePlan Sample Characteristic for each LeasePlan Sample Lease, the Servicer, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown in the LeasePlan Schedule A, as applicable, and
(b)	Use the funding description, as shown in the LeasePlan Schedule A, in accordance with the decode information shown on the LeasePlan Funding Description Mapping Schedule.

v.
For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for each LeasePlan Sample Lease, the Servicer, on behalf of the Issuer, instructed us to ignore absolute differences of +/- 0.0001% or less (and in accordance with any other applicable note(s)).

vi.
For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for each LeasePlan Sample Lease, the Servicer, on behalf of the Issuer, instructed us to only compare the reserve factor LeasePlan Sample Characteristic if the LeasePlan Sample Lease had a lease type (LL_TYPE) value of “OPEN END,” as shown on the LeasePlan Data File (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 6 to Attachment A
LeasePlan Sample Characteristic Differences

Sample Lease Number	LeasePlan Sample Characteristic	LeasePlan Data File Value	Source Document Value

201	Reserve factor	1.5800	1.66667

229	Reserve factor	1.8200	1.81818

230	Reserve factor	1.8100	1.81818

231	Reserve factor	1.8500	2.00000

233	Lessee name Reserve factor	<REDACTED> 1.4100	<REDACTED> 1.38888

234	Reserve factor	2.0400	2.00000

239	Reserve factor	1.5300	1.66666

240	Reserve factor	1.6000	1.66666

249	Reserve factor	1.5200	1.66666

Note:

The Servicer, on behalf of the Issuer, indicated that the reserve factor LeasePlan Sample Characteristic differences above are due to a system migration.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Servicer, on behalf of the Issuer, described in the preceding sentence of this note.